CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2013
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2012	2013
	(EUR in millions)
Current accounts with banks	537	374
Cash and similar items	1,135	1,205
Current account with central bank	475	355
Other	10	34
Total	2,157	1,968

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).